Loans receivable, net	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Loans receivable, net
4. Loans receivable, net
Loans receivable originated and retained by the Group consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Loans (adjusted, Note 2(ah))	2,405,489	5,124,376
Allowance for loan losses (adjusted, Note 2(ah))	(74,381)	(316,124)

Loans receivable, net	2,331,108	4,808,252

As of December 31, 2019 and 2018, the entire loans receivable balance represents the outstanding loans made to the borrowers from consolidated trusts and loans held by subsidiaries of the Group. As part of the Group’s efforts to develop new product offerings for institutional funding partners, the Group has established a series of trusts administrated by third-party trust companies. These trusts make loans solely to borrowers referred the Group to provide returns to the trust beneficiaries. As such, the Group has power to direct the activities of the trusts. Also, the Group is either the sole beneficiary of certain trusts or has the obligation to absorb losses or the right to receive residual benefits from certain trusts that could potentially be significant to these trusts. As a result, the Group is considered the primary beneficiary of the trusts and their assets, liabilities, results of operations and cash flows are consolidated accordingly.
The following table sets forth the activity in the allowance for loan losses for the years ended December 31, 2017, 2018 and 2019.

	For the Years Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Beginning balance	1,084	47,670	74,381
Current period provision	65,299	204,442	372,066
Current period reversal	(18,713)	(11,693)	(72,562)
Current period write off	—	(166,038)	(57,761)

Ending balance	47,670	74,381	316,124

The following table sets forth the
aging
of loans as of December 31, 2018 and December 31, 2019:

	1-89 days past due	90-119 days Past due	120-149 days Past due	150-179 days Past due	Total past due	Current	Total loans receivable
December 31, 2018	59,685	11,173	7,739	7,040	85,637	2,319,852	2,405,489

December 31, 2019	283,354	51,775	45,321	40,034	420,484	4,703,892	5,124,376

As of December 31, 2018 and 2019, loans receivable amounting to RMB25,952 and RMB137,130 were in non-accrual status with no loans receivables accruing interest 90 days past due. Interest income for non-accrual loans receivable is recognized on a cash basis. For the year ended December 31, 2017, 2018 and 2019, interest income earned from non-accrual loans receivable were not material.
As prescribed in ASC Topic 310, credit losses shall be deducted from the allowance for credit losses and written off in the period deemed uncollectible. Uncollectible generally means loans remain past due after all commercially reasonable means of recovering the loan balance have been exhausted. As disclosed in note 2(n), the Company writes-off the loans receivable and the related allowance when the loans receivables are delinquent for 180 days or more.
The allowance for loan losses is maintained at a level considered adequate to provide for losses that will probably incur. Management performs a quarterly evaluation of the adequacy of the allowance. The allowance is based on the Group’s past loan loss history, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, composition of the loan portfolio, current economic conditions and other relevant factors. The allowance is calculated at portfolio-level since the loans portfolio is typically of smaller balance homogenous loans and is collectively evaluated for impairment. In estimating the probable loss of the loan portfolio, the Group also considers qualitative factors such as current economic conditions and or events in specific industries and geographical areas, including unemployment levels, trends in real estate values, peer comparisons, and other pertinent factors such as regulatory guidance.
The following table sets forth the total assets, liabilities, results of operations and cash flows of the above trusts, which are included in the Group’s consolidated financial statements.

	As of December 31,
	2018	2019
	RMB	RMB
Restricted cash	303,667	799,646
Loans and other receivable	2,507,878	5,092,609

Total assets	2,811,545	5,892,255

Funds payable to investors of consolidated trusts	2,808,506	5,887,693
Taxes payable	3,039	4,562

Total liabilities	2,811,545	5,892,255

	For the Years Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenue	(28,372)	(164,082)	(243,795)
Net loss	(44,396)	—	—

Net cash used in operating activities	(16,024)	(18,008)	(78,339)
Net cash used in investing activities	(615,971)	(1,624,784)	(1,290,842)
Net cash provided by financing activities	675,654	1,901,684	1,865,160
Net increase in cash, cash equivalents and restricted cash	43,659	258,892	495,979
Cash, cash equivalents and restricted cash at beginning of year	1,116	44,775	303,667

Cash, cash equivalents and restricted cash at end of period	44,775	303,667	799,646

The following table sets forth the breakdown of funds payable to investors of consolidated trusts between the institutional funding partners and the Group as of December 31, 2018 and December 31, 2019:

	As of December 31,
	2018		2019
	Institutional funding partners	The Group	Institutional funding partners	The Group
Principal invested	1,493,916	1,093,610	3,529,785	1,316,130
Accrued interest/residual interest	11,993	208,987	130,698	911,080

Total	1,505,909	1,302,597	3,660,483	2,227,210